Share-Based Payments - Recognised Expense for Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENTS
Total expense recognized	€ 191	€ 171	€ 156
Own
SHARE-BASED PAYMENTS
Total expense recognized	€ 191	€ 171	€ 149